SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

10.SUBSEQUENT EVENTS

Restricted Stock Units

Pursuant to the 2021 Plan, the Company granted 107,326 RSUs to employees in April 2022. Each RSU represents the right to receive one share of the Company’s common stock, subject to the terms and conditions set forth in the RSU award agreement and the 2021 Plan. The RSUs vest as follows: 25% from the one-year anniversary of the vesting start date, and then the remainder of the shares will time-vest quarterly beginning fifteen months after the vesting start date and then every three months thereafter, through the fourth yearly anniversary of the vesting start date.

Waiver of Violation of Debt Covenant

In connection with the Term Loan, on April 25, 2022, the Company became aware that an event of default by the Company had occurred by reason of the Company’s violation of a financial covenant for the three months ended March 31, 2022 (the “Event of Default”), as set forth in the Company’s Term Loan with the Lender (see Note 5).

On April 29, 2022, the Company and the Lender entered into a waiver (the “Waiver”), pursuant to which the Lender agreed to waive the Event of Default and the Company agreed to release the Lender from all its claims from the beginning of the time through and including the date of the Waiver, whether they relate to the Term Loan, the covenants or any other claims that the Company ever had or currently has against the Lender.